FAIR VALUE MEASUREMENTS, Assets Held in Trust Account (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets Held-in-trust [Abstract]
Interest income withdrawn from Trust Account	$ 0
U.S. Treasury Securities [Member]
Assets Held-in-trust [Abstract]
Assets Held-in-trust	$ 200,035,810	$ 0